Segment Reporting (Tables)	12 Months Ended
Sep. 30, 2021
Segment Reporting [Abstract]
Schedule of each reportable segment’s revenue and income
	Fiscal year ended September 30, 2019
	Battery cells and packs segment	E-bicycle sales segment	Subtotal from operating segments	Other	Consolidated
Revenues from external customers	$1,253,569	$104,080	$1,357,649	$13,552	$1,371,201
Depreciation and amortization	$-	$(424)	$(424)	$(3,178)	$(3,602)
Segment income before tax	$1,119,568	$32,994	$1,152,562	$(111,499)	$1,041,063
Segment gross profit margin	96%	(2)%	87%	39%	86%

	Fiscal year ended September 30, 2020
	Battery cells and packs segment	E-bicycle sales segment	Subtotal from operating segments	Other	Consolidated
Revenues from external customers	$3,148,156	$11,165,290	$14,313,446	$929,836	$15,243,282
Depreciation and amortization	$(2,318)	$(82,896)	$(85,214)	$(466)	$(85,680)
Segment income (loss) before tax	$251,731	$169,452	$421,183	$29,178	$450,361
Segment gross profit margin	15%	9%	11%	10%	11%

	Fiscal year ended September 30, 2021
	Battery cells and packs segment	E-bicycle sales segment	Subtotal from operating segments	Other	Consolidated
Revenues from external customers	$4,288,366	$18,232,537	$22,520,903	$901,103	$23,422,006
Depreciation and amortization	$(804)	$(139,501)	$(140,305)	$(329,543)	$(469,848)
Segment income (loss) before tax	$16,902	$(2,034,515)	$(2,017,613)	$(1,779,032)	$(3,796,645)
Segment gross profit margin	3.2%	1.6%	1.9%	(4.4)%	1.6%

Schedule of reconciliation from reportable segment income
	For the fiscal years ended September 30,
	2019	2020	2021
Net revenues
Total revenues from reportable segments	$1,357,649	$14,313,446	$22,520,903
Other revenues	13,552	929,836	901,103
Consolidated net revenues	$1,371,201	$15,243,282	$23,422,006

Income or loss
Total operating income (loss) for reportable segments	$1,149,103	$186,758	$(2,040,656)
Other income for reportable segments	3,459	234,425	23,043
Total income for reportable segments	1,152,562	421,183	(2,017,613)

Unallocated amounts:
Other corporate (expense) gain	(111,499)	29,178	(1,779,032)
Consolidated income from continuing operations before income taxes	$1,041,063	$450,361	$(3,796,645)